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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWEN K. GOSSELINK	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13Th ST
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2015

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div			3/31/2015

Principal	Description		Amortized Cost

Govt & Agency Sec
5,000,000.000	FHLMC		5,035,233.26
	1.75% Due 09/10/15
	3137EACM9
5,000,000.000	FHLB		5,000,779.56
	0.200% Due 09/25/15
	3130A33T9
3,000,000.000	FHLB		3,000,403.91
	0.270% Due 01/15/16
	3130A3WV2
13,000,000.000	TOTAL	Govt & Agency Sec	13,036,416.73

Repurchase Agreement
65,000,000.000	Merrill Lynch Repo		65,000,000.00
	0.11% due 4/ 1/15
86,227,000.000	Wells Fargo Repo		86,227,000.00
	0.15% due 4/ 1/15
151,227,000.000	TOTAL	Repurchase Agreement	151,227,000.00

Short-Term Invest
1,000,000.000	Peoples Bk-Rock V CD		1,000,000.00
	03809 0.33% 04/27/15
245,000.000	Cent S Bk-St Cen IP		245,000.00
	10903 - 1.000%
245,000.000	Citizens St Bk-Pocah		245,000.00
	26720 - 0.400%
248,452.060	Comm Svgs-Manchester		248,452.06
	14633 - 0.400%
250,040.680	Comm Bank of Oelwein		250,040.68
	34857 - 0.400%
245,000.000	FNB Creston		245,000.00
	04503 - 0.250% Mthly
2,250,000.000	Northwest Bk Spencer		2,250,000.00
	32647 - 0.400% Qrtly
1,000,000.000	Treynor State Bk-IP		1,000,000.00
	14812 - 0.250%
15,500,000.000	FNB Omaha Collateral		15,500,000.00
	0.250%
95,680,960.950	FNB Omaha ICS		95,680,960.95
	0.250%
54,259.770	Wells Fargo PF Dep		54,259.77
	03511 - 0.135%
16,327,215.300	Wells Fargo Savings		16,327,215.30
	03511 - 0.200%
2,000,000.000	CDARS Treynor St Bk		2,000,000.00
	0.350% Due 07/16/15
249,323.260	NXT Bank, IA CD		249,323.26
	16438 0.55% 07/26/15
1,003,879.780	Green Belt Bk&Tr CD		1,003,879.78
	26760 .40% 07/31/15
2,000,000.000	CDARS Treynor St Bk		2,000,000.00
	0.35% Due 08/13/15
4,000,000.000	Cedar Rapids B&T CD		4,000,000.00
	0.46% 08/14/15
2,500,000.000	Freedom Bank		2,500,000.00
	0.41% 08/14/15
1,500,000.000	CDARS Treynor St Bk		1,500,000.00
	0.500% Due 12/03/15
1,000,000.000	CDARS Treynor St Bk		1,000,000.00
	0.500% Due 12/12/15
5,000,000.000	CDARS Treynor St Bk		5,000,000.00
	0.500% Due 12/24/15
2,006,634.390	Cedar Rapids B&T CD		2,006,634.39
	52744 0.38% 02/07/16
2,033,258.650	Freedom Financial CD		2,033,258.65
	35031 0.50% 02/07/16
4,007,662.500	Cedar Rapids B&T CD		4,007,662.50
	0.38% 02/14/16
2,504,076.710	Freedom Bank		2,504,076.71
	0.48% 02/16/16
1,006,500.000	Raccoon Valley Bank		1,006,500.00
	00245 0.75% 03/03/16
2,017,833.070	Northwest Bank CD		2,017,833.07
	32647 0.35% 03/20/16
1,009,043.320	Northwest Bank CD		1,009,043.32
	32647 0.35% 03/20/16
166,884,140.440	TOTAL	Short-Term Invest	166,884,140.44

331,111,140.440	TOTAL PORTFOLIO		331,147,557.17

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 26,2015, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Brent Hinson, Chair and Trustee

Date: May 26, 2015

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

David W. Miles, Chief Executive Officer, May 26, 2015

By

Amy M. Mitchell, Chief Financial Officer, May 26, 2015